Consolidated Schedule of Investments (Parenthetical)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Non-qualifying Asset | Investments, at Fair Value | Asset Concentration Risk
Concentration risk, percentage	16.00%	14.80%